Short-Term and Long-Term Debt - Components (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 785,917,000	$ 460,030,000
Current portion of debt	36,259,000	23,625,000
Long-term portion of debt issuance costs	5,375,000	4,803,000
Long-term debt	744,283,000	431,602,000
Floating Rate Debt
Debt Instrument [Line Items]
Total debt	442,312,000	460,030,000
Floating Rate Debt | $315 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	315,000,000
Total debt	0	304,500,000
Floating Rate Debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	250,000,000
Total debt	245,313,000	0
Floating Rate Debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt	49,342,000	0
Floating Rate Debt | $100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Floating Rate Debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	147,657,000	155,530,000
Floating Rate Debt | $270 Million Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	270,000,000
Fix Rate Debt
Debt Instrument [Line Items]
Total debt	294,263,000	0
Fix Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	294,263,000	0
Line of Credit
Debt Instrument [Line Items]
Total debt	49,342,000	0
Line of Credit | $270 Million Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	0	0
Line of Credit | $50 million revolver of $100 million Facility
Debt Instrument [Line Items]
Face amount	50,000,000
Total debt	$ 49,342,000	$ 0